Annual Fund Operating Expenses - Invesco Oppenheimer International Growth Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.13%
Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.88%
Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.38%
Class Y
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.88%
Class R5
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.69%
Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.69%